EQUITY (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Equity [Abstract]
SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2022	21,146	$53.04
Cancelled	(833)	42.62

Balance, September 30, 2023	20,313	$54.23
Cancelled	(3,333)	59.94
Balance, June 30, 2024	16,980	$53.11

Exercisable at June 30, 2024	16,980	$53.11

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2021	9,480	$78.05
Granted	13,749	42.04
Cancelled	(2,083)	69.38

Balance, September 30, 2022	21,146	$53.04
Cancelled	(833)	42.62
Balance, September 30, 2023	20,313	$54.23

Exercisable at September 30, 2023	20,313	$54.23

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE
	2023	2022

Risk-free interest rate	-	1.50%
Expected life of options	-	10 Years
Expected annualized volatility	-	96.56%
Dividend rate	-	Nil
Weighted average fair value of options granted	$-	$10.17

SCHEDULE OF STOCK OPTIONS OUTSTANDING

As June 30, 2024, the following stock options were outstanding:

Number of Options	Exercise Price	Issuance Date	Expiry Date
4,480	$88.88	December 4, 2017	December 4, 2027
1,250	$53.28	November 1, 2018	November 1, 2028
1,250	$8.88	March 16, 2020	March 16, 2030
10,000	$42.62	October 6, 2021	October 6, 2031
16,980

As September 30, 2023, the following stock options were outstanding:

Number of Options	Exercise Price	Issuance Date	Expiry Date
5,730	$90.00	December 4, 2017	December 4, 2027
1,250	$54.00	November 1, 2018	November 1, 2028
1,250	$9.00	March 16, 2020	March 16, 2030
12,083	$43.20	October 6, 2021	October 6, 2031
20,313

SCHEDULE OF WARRANTS TRANSACTIONS

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2022	274,276	$48.48
Exercised	(68,353)	11.44
Granted	73,823	18.00

Balance, September 30, 2023	279,746	$39.79
Granted	401,310	4.08
Expired	(4,393)	95.90

Balance, June 30, 2024	676,663	$18.25

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2021	52,083	$37.68
Granted	222,193	52.60

Balance, September 30, 2022	274,276	$48.48
Exercised	(68,353)	11.44
Granted	73,823	18.00

Balance, September 30, 2023	279,746	39.79

SCHEDULE OF WARRANTS OUTSTANDING

As June 30, 2024, the following warrants were outstanding:

Number of Warrants	Exercise Price	Issuance Date	Expiry Date

149,447	$50.40	March 29, 2022	March 29, 2027
73,823	$18.00	June 30, 2023	June 30, 2028
147,000	$4.08	April 16, 2024	April 16, 2029
254,310	$4.08	June 12, 2024	June 12, 2029
52,083	$35.52	September 30, 2021	September 30, 2031
676,663

Number of Warrants	Exercise Price	Issuance Date	Expiry Date

4,393	$97.20	November 4, 2021	November 4, 2023
149,447	$50.40	March 29, 2022	March 29, 2027
73,823	$18.00	June 30, 2023	June 30, 2028
52,083	$36.00	September 30, 2021	September 30, 2031
279,746

SCHEDULE OF VALUATION OF WARRANTS

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at September 30, 2023 and September 30, 2022:

	2023	2022

Risk-free interest rate	4.87%	3.79%
Expected life of options	0.17 Year	1 Year
Expected annualized volatility	39.02%	135.59%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$0.00	$1.46